Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 06, 2017
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Mar. 06, 2017
Document Effective Date	Mar. 06, 2017
Prospectus Date	Mar. 01, 2017
Class T Prospectus | Alger Health Sciences Fund | Class T
Prospectus:
Trading Symbol	AHSTX
Class Z Prospectus | Alger Small Cap Growth Fund | Alger SmallCap Growth Fund Class Z
Prospectus:
Trading Symbol	ASCZX